Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium [Member]	Equity Settled Employee Benefit Reserve	Option premium on convertible loan	Translation Reserve	Accumulated Deficit	Total	Non-controlling interests [Member]	Total
Balance at beginning of period at Dec. 31, 2018	€ 1,726	€ 235,744	€ 10,780		€ 108	€ (155,443)	€ 92,915	€ (230)	€ 92,685
Balance at beginning of period (in shares) at Dec. 31, 2018	43,149,987
Result for the period						(37,945)	(37,945)	(222)	(38,167)
Other comprehensive income					121		121		121
Recognition of share-based payments			4,614				4,614		4,614
Treasury shares transferred (in shares)	(40,259)
Shares options lapsed			(33)			33
Share options exercised		166	(115)			115	166		166
Share options exercised (in shares)	40,259
Balance at end of period at Sep. 30, 2019	€ 1,726	235,910	15,246		229	(193,240)	59,871	(452)	59,419
Balance at end of period (in shares) at Sep. 30, 2019	43,149,987
Balance at beginning of period at Dec. 31, 2019	€ 2,159	287,214	16,551		151	(211,746)	94,329	(496)	93,833
Balance at beginning of period (in shares) at Dec. 31, 2019	53,975,838
Result for the period						(33,348)	(33,348)	(38)	(33,386)
Other comprehensive income					(134)		(134)		(134)
Recognition of share-based payments	€ 2	283	6,218				6,503		6,503
Issue of ordinary shares	€ 2	270					272		272
Issue of ordinary shares (in shares)	100,902
Treasury shares transferred (in shares)	(299,615)
Recognition of equity component of convertible loan				€ 280			280		280
Shares options lapsed			(63)			63
Share options exercised		724	(466)			466	724		724
Share options exercised (in shares)	299,615
Balance at end of period at Sep. 30, 2020	€ 2,163	€ 288,491	€ 22,240	€ 280	€ 17	€ (244,565)	€ 68,626	€ (534)	€ 68,092
Balance at end of period (in shares) at Sep. 30, 2020	54,076,740